Net investment in finance and sales-type leases (Components of net investment) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Flight Equipment, Net [Abstract]
Future minimum lease payments to be received	$ 792,265	$ 865,456
Estimated residual values of leased flight equipment (unguaranteed)	528,916	498,894
Less: Unearned income	(317,895)	(368,661)
Net investment in finance and sales-type leases	$ 1,003,286	$ 995,689